INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended				12 Months Ended
	Oct. 28, 2018	Jul. 29, 2018	Apr. 29, 2018	Jan. 28, 2018	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Schedule Of Income Tax [Line Items]
Effective income tax					23.30%	35.00%	35.00%
Tax Act, estimated net income tax (expense) benefit	$ 0	$ 0	$ 0	$ (323,000)	$ (600,000)
Tax Act, estimated (expense) benefit from remeasurement of deferred tax liability					1,000,000
Tax Act, tax expense on repatriated foreign earnings					500,000
Tax Act, one-time repatriation tax					1,800,000
Operating loss carryforwards	1,800,000				1,800,000
Deferred tax assets, operating loss carryforwards, domestic	100,000				100,000
Unrecognized tax benefits	0				0	$ 0
Accrued interest and penalties related to uncertain tax positions	0				0
Foreign tax authority
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	$ 1,700,000				$ 1,700,000